Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of the following:

2016
	Cost	Accumulated amortization	Net book value
Power sales contracts	$72,207	$44,641	$27,566
Customer relationships	35,979	10,999	24,980
Interconnection agreements	13,000	557	12,443
	$121,186	$56,197	$64,989

2015
	Cost		Accumulated amortization	Net book value
Power sales contracts	$75,239		$40,244	$34,995
Customer relationships	37,083		10,371	26,712
Interconnection agreements	13,000	—	230	12,770
	$125,322		$50,845	$74,477

Goodwill
Changes in goodwill are as follows:

Distribution
Balance, January 1, 2015	$92,328
Business acquisitions	290
Foreign exchange	17,875
Balance, December 31, 2015	$110,493
Business acquisitions (note 3(e))	210,463
Foreign exchange	(14,315)
Balance, December 31, 2016	$306,641